Income Taxes - Movement of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of Deferred Tax Assets and Liabilities
Total deferred tax assets (net) at the beginning of the period	€ 2,348	€ 1,930	€ 1,854
Change in items of the Consolidated Income Statements	54	320	211
Change in items of the Consolidated Statements of Comprehensive Income	(1)	(2)	34
Change in items of the Consolidated Statements of Changes in Equity	(80)	155	53
Change in consolidated companies	(14)	(122)	(128)
Other changes (includes mainly currency translation differences)	(216)	67	(94)
Total deferred tax assets (net) at the end of the period	€ 2,091	€ 2,348	€ 1,930